Financial Information by Operating Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 137,663	$ 323,800	$ 271,877
Cost of sales	(106,367)	(238,564)	(204,785)
Gross profit	31,296	85,236	67,092
Total Capital expenditure	21,510	25,965	4,282
Assets	386,346	367,409
ODP
Segment Reporting Information [Line Items]
Revenues	57,803	212,784	222,549
Cost of sales	(53,971)	(174,991)	(180,517)
Total Capital expenditure	1,434	10,396	3,254
Assets	212,964	220,720
Brand name phone sales
Segment Reporting Information [Line Items]
Revenues	50,266	67,535	38,462
Cost of sales	(34,250)	(41,280)	(22,066)
Total Capital expenditure	4,002
Assets	60,876	53,855
Game
Segment Reporting Information [Line Items]
Revenues	29,594	43,481	10,866
Cost of sales	(18,146)	(22,293)	(2,202)
Total Capital expenditure	168	24	953
Assets	30,712	34,433
Reconciling amounts
Segment Reporting Information [Line Items]
Assets	81,794	58,401
Corporate
Segment Reporting Information [Line Items]
Total Capital expenditure	15,906	15,545	75
Assets	$ 81,794	$ 58,401